Premises And Equipment - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 7.0	$ 7.6	$ 7.1
Rent expense	$ 1.9	$ 2.4	$ 2.6